ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities, Current [Abstract]
Accrued expenses	$ 53,137	$ 31,857
Government authorities	47,016	31,387
Foreign currency derivative liabilities	11,222	2
Business Combination, Contingent Consideration, Liability, Current	5,822	0
wix:AccruedCompensationRelatedToBusinessCombinations	29,519	0
Total accrued expenses and other current liabilities	$ 146,716	$ 63,246